SALES	12 Months Ended
Dec. 31, 2023
SALES [abstract]
SALES

20.   SALES

The Company’s geographical analysis of revenue from contracts with customers attributed to the location of the products produced, is as follows:

	Years ended December 31, 2023
	Peru	Mexico	Argentina	Burkina Faso	Côte d'Ivoire	Total
Silver-gold concentrates	$-	$148,828	$-	$-	$-	$148,828
Silver-lead concentrates	60,813	-	-	-	-	60,813
Zinc concentrates	42,989	-	-	-	-	42,989
Gold doré	-	-	207,509	228,846	154,165	590,520
Provisional pricing adjustments	(1,600)	878	-	-	-	(722)
Sales to external customers	$102,202	$149,706	$207,509	$228,846	$154,165	$842,428

	Years ended December 31, 2022
	Peru	Mexico	Argentina	Burkina Faso	Côte d'Ivoire	Total
Silver-gold concentrates	$-	$173,871	$-	$-	$-	$173,871
Silver-lead concentrates	50,300	-	-	-	-	50,300
Zinc concentrates	53,147	-	-	-	-	53,147
Gold doré	-	-	212,092	193,541	-	405,633
Provisional pricing adjustments	(1,116)	(344)	-	-	-	(1,460)
Sales to external customers	$102,331	$173,527	$212,092	$193,541	$-	$681,491

	Years ended December 31,
	2023	2022
Customer 1	$228,846	$193,541
Customer 2	207,505	212,092
Customer 3	154,165	-
Customer 4	102,206	102,332
Customer 5	78,519	76,851
Customer 6	71,187	70,584
Customer 7	-	26,091
	$842,428	$681,491

From time to time, the Company enters into forward sale and collar contracts to mitigate the price risk for some of its forecasted base and precious metals production, and non-metal commodities.

During the year ended December 31, 2023, the Company recognized $1.5 million of realized losses on the settlement of forward sale and collar contracts (December 31, 2022 - $0.7 million realized losses), and $0.3 million unrealized gains from changes in the fair value of the open positions (December 31, 2022 - $1.2 million unrealized gains).